Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Effective tax rate	0.00%	0.00%	(0.15%)	0.00%
Net operating loss carryforwards			$ 49,000,000	$ 32,000,000
Valuation allowance offset to deferred tax assets			13,537,937	8,661,250
Change in valuation allowance			$ 4,876,687	$ 3,880,520
U.S. Federal
Income Tax Contingency [Line Items]
Tax returns remain open to examination			2020 2021 2022
State
Income Tax Contingency [Line Items]
Tax returns remain open to examination			2020 2021 2022